Project debt (Tables)	6 Months Ended
Jun. 30, 2021
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of June 30, 2021 and December 31, 2020 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	4,678,849	4,925,268
Current	695,341	312,346
Total Project debt	5,374,190	5,237,614

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Kaxu debt, as of June 30, 2021, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2021
Interest repayment	Nominal repayment	Between January and June 2022	Between July and December 2022	2023	2024	2025	Subsequent years	Total
($ in thousands)
18,021	202,332	136,155	194,551	364,781	378,875	512,890	3,566,585	5,374,190

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, was as follows and was consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
Interest repayment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614